                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-08

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street Suite 1808
         New Orleans, LA 70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:



/s/ George V. Young                    New Orleans, LA                   8-4-08
-------------------                    ---------------                   -------
     [Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-____________   __________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:          100
Form 13F Information Table Value Total:     $838,642
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number   Name

___   28-____________   _______________________________

[Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                      13F
                                 June 30, 2008

COLUMN 1                        COLUMN 2     COLUMN 3        COLUMN 4       COLUMN 5  COLUMN 6  COLUMN 7       Column 8
---------------------------- -------------- ----------- ------------------- -------- ---------- -------- ---------------------
                                                                                                            Voting Authority
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
---------------------------- -------------- ----------- --------- --------- --- ---- ---------- -------- ---- --------- ------
LUMINEX CORP DEL             COM            55027E 10 2    89,458 4,353,207                                   4,353,207
GULF ISLAND FABRICATION INC  COM            402307 10 2    84,626 1,729,175                                   1,729,175
PHI INC                      COM NON VTG    69336T 20 5    57,632 1,434,699                                   1,434,699
DELTA PETE CORP              COM NEW        247907 20 7    45,474 1,781,900                                   1,781,900
ION GEOPHYSICAL CORP         COM            462044 10 8    40,997 2,349,400                                   2,349,400
EPIQ SYS INC                 COM            26882D 10 9    35,028 2,466,726                                   2,466,726
AMERICAN VANGUARD CORP       COM            030371 10 8    34,357 2,793,224                                   2,793,224
3-D SYS CORP DEL             COM NEW        88554D 20 5    33,193 3,493,949                                   3,493,949
O REILLY AUTOMOTIVE INC      COM            686091 10 9    27,018 1,208,842                                   1,208,842
QUEST DIAGNOSTICS INC        COM            74834L 10 0    23,537   485,600                                     485,600
ZOLTEK COS INC               COM            98975W 10 4    22,582   931,200                                     931,200
HENRY JACK & ASSOC INC       COM            426281 10 1    19,647   907,900                                     907,900
AAR CORP                     COM            000361 10 5    17,928 1,325,050                                   1,325,050
WELLS FARGO & CO NEW         COM            949746 10 1    16,486   694,142                                     694,142
VARIAN MED SYS INC           COM            92220P 10 5    16,283   314,050                                     314,050
EURONET WORLDWIDE INC        COM            298736 10 9    15,358   908,750                                     908,750
BALDOR ELEC CO               COM            057741 10 0    14,900   425,970                                     425,970
COLLECTIVE BRANDS INC        COM            19421W 10 0    14,825 1,274,753                                   1,274,753
FIRST ST BANCORPORATION      COM            336453 10 5    14,474 2,631,607                                   2,631,607
CABELAS INC                  COM            126804 30 1    13,687 1,243,125                                   1,243,125
STEWART ENTERPRISES INC      CL A           860370 10 5    11,934 1,657,550                                   1,657,550
HANCOCK HLDG CO              COM            410120 10 9    10,261   261,157                                     261,157
PHI INC                      COM VTG        69336T 10 6     9,970   248,000                                     248,000
SOUTHWESTERN ENERGY CO       COM            845467 10 9     9,441   198,300                                     198,300
KANSAS CITY SOUTHERN         COM NEW        485170 30 2     9,190   208,900                                     208,900
QUICKSILVER RESOURCES INC    COM            74837R 10 4     8,885   229,950                                     229,950
NOBLE INTL LTD               COM            655053 10 6     7,805 1,745,987                                   1,745,987
TIDEWATER INC                COM            886423 10 2     7,498   115,300                                     115,300
JP MORGAN CHASE & CO         COM            46625H 10 0     7,142   208,156                                     208,156
NIC INC                      COM            62914B 10 0     7,107 1,040,600                                   1,040,600
GARMIN LTD                   ORD            G37260 10 9     6,713   156,700                                     156,700
BLOCK H & R INC              COM            093671 10 5     6,690   312,613                                     312,613
SCHLUMBERGER LTD             COM            806857 10 8     6,575    61,200                                      61,200
EXXON MOBIL CORP             COM            30231G 10 2     6,527    74,063                                      74,063
MURPHY OIL CORP              COM            626717 10 2     5,295    53,998                                      53,998

                         St. Denis J. Villere Co., LLC
                                      13F
                                 June 30, 2008

CARTER INC                   COM            146229 10 9     5,250   379,900                                     379,900
MARCUS CORP                  COM            566330 10 6     4,676   312,800                                     312,800
POOL CORPORATION             COM            73278L 10 5     4,454   250,783                                     250,783
US BANCORP DEL               COM NEW        902973 30 4     3,489   125,088                                     125,088
WESTAR ENERGY INC            COM            95709T 10 0     3,404   158,250                                     158,250
CHEESECAKE FACTORY INC       COM            163072 10 1     3,174   199,500                                     199,500
DRESSER-RAND GROUP INC       COM            261608 10 3     2,964    75,800                                      75,800
BANK OF AMERICA CORPORATION  COM            060505 10 4     2,892   121,147                                     121,147
BANK OF THE OZARKS INC       COM            063904 10 6     2,607   175,450                                     175,450
WHITNEY HLDG CORP            COM            966612 10 3     2,583   141,144                                     141,144
GENERAL ELECTRIC CO          COM            369604 10 3     2,371    88,819                                      88,819
DST SYS INC DEL              COM            233326 10 7     2,365    42,968                                      42,968
CISCO SYS INC                COM            17275R 10 2     2,078    89,341                                      89,341
CERNER CORP                  COM            156782 10 4     2,047    45,300                                      45,300
BIO RAD LABS INC             CL A           090572 20 7     2,038    25,200                                      25,200
JOHNSON & JOHNSON            COM            478160 10 4     1,832    28,470                                      28,470
AT&T INC                     COM            00206R 10 2     1,757    52,165                                      52,165
VITRAN CORP INC              COM            92850E 10 7     1,743   116,300                                     116,300
LEGGETT & PLATT INC          COM            524660 10 7     1,416    84,464                                      84,464
MCDONALDS CORP               COM            580135 10 1     1,327    23,600                                      23,600
DAKTRONICS INC               COM            234264 10 9     1,307    64,800                                      64,800
MARSH & MCLENNAN COS INC     COM            571748 10 2     1,272    47,900                                      47,900
TRAVELERS COMPANIES INC      COM            89417E 10 9     1,185    27,300                                      27,300
PROCTER & GAMBLE CO          COM            742718 10 9     1,071    17,620                                      17,620
HOME BANCSHARES INC          COM            436893 20 0     1,063    47,300                                      47,300
GOLDMAN SACHS GROUP INC      COM            38141G 10 4       997     5,700                                       5,700
DISNEY WALT CO               COM DISNEY     254687 10 6       983    31,500                                      31,500
CHEVRON CORP NEW             COM            166764 10 0       918     9,262                                       9,262
PFIZER INC                   COM            717081 10 3       909    52,010                                      52,010
BP PLC                       SPONSORED ADR  055622 10 4       882    12,681                                      12,681
CONOCOPHILLIPS               COM            20825C 10 4       855     9,063                                       9,063
SCOTTS MIRACLE GRO CO        CL A           810186 10 6       841    47,840                                      47,840
COLGATE PALMOLIVE CO         COM            194162 10 3       832    12,039                                      12,039
GRAINGER W W INC             COM            384802 10 4       818    10,000                                      10,000
SCHERING PLOUGH CORP         COM            806605 10 1       683    34,700                                      34,700
INTERNATIONAL SHIPHOLDING CO COM NEW        460321 20 1       680    29,021                                      29,021
PEPSICO INC                  COM            713448 10 8       661    10,395                                      10,395
REGIONS FINANCIAL CORP NEW   COM            7591EP 10 0       660    60,476                                      60,476
AFLAC INC                    COM            001055 10 2       597     9,500                                       9,500
ALLSTATE CORP                COM            020002 10 1       547    12,000                                      12,000

                         St. Denis J. Villere Co., LLC
                                      13F
                                 June 30, 2008

PNC FINL SVCS GROUP INC      COM            693475 10 5       542     9,500                                       9,500
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       516     4,354                                       4,354
MERCK & CO INC               COM            589331 10 7       488    12,955                                      12,955
WAL MART STORES INC          COM            931142 10 3       483     8,600                                       8,600
DELTIC TIMBER CORP           COM            247850 10 0       435     8,122                                       8,122
BAXTER INTL INC              COM            071813 10 9       384     6,000                                       6,000
ANADARKO PETE CORP           COM            032511 10 7       375     5,008                                       5,008
MORGAN STANLEY               COM NEW        617446 44 8       364    10,082                                      10,082
ANGLO AMERN PLC              ADR NEW        03485P 20 1       355    10,000                                      10,000
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       341     4,176                                       4,176
KIMBERLY CLARK CORP          COM            494368 10 3       299     5,000                                       5,000
BRISTOL MYERS SQUIBB CO      COM            110122 10 8       283    13,800                                      13,800
KEYCORP NEW                  COM            493267 10 8       280    25,500                                      25,500
3M CO                        COM            88579Y 10 1       278     4,000                                       4,000
SUPERIOR ENERGY SVCS INC.    COM            868157 10 8       276     5,000                                       5,000
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550 10 6       265     4,750                                       4,750
FREEPORT MCMORAN COPPER & GO COM            35671D 85 7       223     1,900                                       1,900
MICROSOFT CORP               COM            594918 10 4       222     8,080                                       8,080
HOME DEPOT INC               COM            437076 10 2       220     9,400                                       9,400
EMERSON ELEC CO              COM            291011 10 4       218     4,400                                       4,400
VERIZON COMMUNICATIONS INC   COM            92343V 10 4       214     6,038                                       6,038
MEDTRONIC INC                COM            585055 10 6       214     4,127                                       4,127
LOEWS CORP                   COM            540424 10 8       211     4,500                                       4,500
CITIGROUP INC                COM            172967 10 1       205    12,232                                      12,232
SHORE BANCSHARES INC         COM            825107 10 5       200    10,687                                      10,687
                                                        ---------
                                                          838,642
                                                        =========